License and Collaboration Agreements - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended								7 Months Ended	12 Months Ended
		Sep. 30, 2022	Feb. 28, 2022	Sep. 30, 2021	Aug. 31, 2021	May 31, 2021	Mar. 31, 2021	Feb. 28, 2021	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Preferred stock shares issued											0	0	16,944,484
Milestone Payment			$ 1,000					$ 2,500
Acquired IPR&D expense		$ 3,000
Accrued Upfront Fee											$ 200
Quarterly fee											1,300
Delivery fee											200
Completion fee											200
Exercise fee											$ 1,000
Royalty Based on Net Sales of Licensed Products, Percentage											1.00%
Royalty expense											$ 0
Research and development expense	[1]										179,214	$ 182,891
Research and Development [Member]
Defined Benefit Plan Disclosure [Line Items]
Quarterly fee											5,200	2,600
Research Development And Regulatory Milestone
Defined Benefit Plan Disclosure [Line Items]
Potential Milestone Payment											18,000
Series A Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Preferred stock shares issued									6,237,500
Adimab Assignment Agreement
Defined Benefit Plan Disclosure [Line Items]
Preferred stock shares issued									5,000,000
Milestone Payment				$ 4,000	$ 4,000	$ 2,500	$ 1,000
Acquired IPR&D expense											0	7,500
Adimab Assignment Agreement | Research and Development [Member]
Defined Benefit Plan Disclosure [Line Items]
Recognized expense											$ 600	1,300
Adimab Assignment Agreement | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Potential Milestone Payment									$ 24,600
Royalty Percentage Of Sublicense Consideration											55.00%
Adimab Assignment Agreement | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Royalty Percentage Of Sublicense Consideration											45.00%
Adimab Assignment Agreement | First Product
Defined Benefit Plan Disclosure [Line Items]
Potential Milestone Payment									16,500
Adimab Assignment Agreement | Second Product
Defined Benefit Plan Disclosure [Line Items]
Potential Milestone Payment									$ 8,100
Adimab Assignment Agreement | Series A Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Preferred stock shares issued									5,000,000
Preferred Stock Fair Value									$ 40,000
Adimab Assignment Agreement | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares repurchased									21,250,000
Shares repurchased, Fair value									$ 85,000
TSRI
Defined Benefit Plan Disclosure [Line Items]
Amount Paid As Pre Paid Funding For Research Plan					$ 1,500
Research and development expense											$ 1,700	2,300
Adimab Collaboration Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Acquired IPR&D expense											1,000
Delivery fee											400
Completion fee											0
Expenses											1,700	300
Adimab Collaboration Agreement [Member] | Research and Development [Member]
Defined Benefit Plan Disclosure [Line Items]
Quarterly fee											5,200	$ 2,600
Adimab Platform Transfer Agreement [Member] | Research Development And Regulatory Milestone
Defined Benefit Plan Disclosure [Line Items]
Potential Milestone Payment											$ 9,500
Wu Xi Cell Line License Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Acquired IPR&D expense										$ 200

[1]	Includes related-party amounts of $8,154 and $4,150 for the years ended December 31, 2022 and 2021, respectively (see Notes 7 and 8).